Organization (Tables)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Organization [Abstract]
Schedule of Subsidiaries	All subsidiaries are owned by Idea Tech Cayman through equity investment. We do not have a variable interest entity structure.
Name	Background	Ownership	Principal activities
Idea Tech Limited (“Idea Tech HK”)	A Hong Kong company, incorporated on September 12, 2024	Wholly-owned by the Company	Investment holding
Ask Idea (Hong Kong) Limited (“Ask Idea”)	A Hong Kong company, incorporated on August 14, 2018	Wholly-owned by Idea Tech HK	Provision of innovative training programs and high-quality educational products

As of the issuance date of this report, the details of subsidiaries are as follows. All subsidiaries are owned by Idea Tech Cayman through equity investment. We do not have a variable interest entity structure.

Name	Background	Ownership	Principal activities
Idea Tech Limited (“Idea Tech HK”)	A Hong Kong company, incorporated on September 12, 2024	Wholly-owned by the Company	Investment holding
Ask Idea (Hong Kong) Limited (“Ask Idea”)	A Hong Kong company, incorporated on August 14, 2018	Wholly-owned by Idea Tech HK	Provision of innovative training programs and high-quality educational products